Mineral Rights and Properties, Net	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Mineral Properties, Net [Abstract]
Mineral Rights and Properties, Net
2. Mineral Rights and Properties, Net
Mineral Rights and Properties, net consist of the following.

	September 30,	June 30,
	2022	2022
	(in thousands)
Mineral properties	$6,733	$6,733
Hydrology wells	547	547
Mineral interest – Elementis lease	908	908
Asset retirement cost, net of accumulated amortization of $8 and $6 at September 30 and June 30, 2022, respectively (1)	174	176

Mineral rights and properties, net	$8,362	$8,364

(1)	Asset retirement costs represent the carrying value of capitalized costs associated with asset retirement obligations discussed in Note 5.

2. Mineral Rights and Properties, Net
We own surface properties and the associated mineral rights for the Fort Cady Project (“Fort Cady”). We have capitalized the cost of drilling hydrology wells, which provide water for the Project. For the years ended June 30, 2022 and 2021, we recognized hydrology income of
$62
thousand and
$45 thousand, respectively.
On October 1, 2011, FCCC executed a
10-year
net royalty lease agreement with Elementis Specialties, Inc. (“Elementis”) to explore, develop and mine boron and lithium on claims held by Elementis. During the year ended June 30, 2022, we extended the mineral lease agreement with Elementis until March 31, 2023. Amounts paid prior to production are considered mineral lease payments and capitalized. For the years ended June 30, 2022 and 2021, we paid Elementis mineral lease payments of $186 thousand and
 $108 thousand, respectively.
Mineral Interests and Properties consisted of the following at June 30.

	2022	2021
	(in thousands)
Mineral properties—Fort Cady	$6,733	$6,733
Hydrology wells	547	547
Mineral interest—Elementis lease	908	722
Asset retirement cost, net of accumulated amortization of $6 and $0 at June 30, 2022 and 2021, respectively (1)	176	79

	$8,364	$8,081

(1)	Asset retirement costs represent the carrying value of capitalized costs associated with asset retirement obligations discussed in Note 5.